Revenue Recognition - Deferred Revenues (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred revenue activity
Deferred revenue at beginning of period	$ 753	$ 425	$ 777
Deferred revenue recognized during period	753	(31,823)	(33,658)
Additions to deferred revenue during period	17,509	32,151	33,306
Deferred revenue at end of period	$ 626	$ 753	$ 425